SHAREHOLDERS' EQUITY - Schedule of Options Outstanding by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,248,159
Weighted average remaining contractual term (years)	4 years 29 days
Weighted average exercise price (in usd per share)	$ 25.53
Options exercisable (in shares) | shares	491,206
Weighted average exercise price of options exercisable (in usd per share)	$ 57.58
0.00 - 0.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.00
Range of exercise price, upper (in usd per share)	$ 0.32
Options outstanding (in shares) | shares	1,083,295
Weighted average remaining contractual term (years)	4 years 3 months 3 days
Weighted average exercise price (in usd per share)	$ 0.28
Options exercisable (in shares) | shares	346,395
Weighted average exercise price of options exercisable (in usd per share)	$ 0.29
6.72
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	$ 6.72
Options outstanding (in shares) | shares	152
Weighted average remaining contractual term (years)	9 months 10 days
Weighted average exercise price (in usd per share)	$ 6.72
Options exercisable (in shares) | shares	152
Weighted average exercise price of options exercisable (in usd per share)	$ 6.72
20.44 - 24.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	20.44
Range of exercise price, upper (in usd per share)	$ 24.99
Options outstanding (in shares) | shares	1,928
Weighted average remaining contractual term (years)	2 years 11 months 1 day
Weighted average exercise price (in usd per share)	$ 21.37
Options exercisable (in shares) | shares	1,928
Weighted average exercise price of options exercisable (in usd per share)	$ 21.37
40.63 - 54.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	40.63
Range of exercise price, upper (in usd per share)	$ 54.51
Options outstanding (in shares) | shares	1,116
Weighted average remaining contractual term (years)	3 years 9 months 10 days
Weighted average exercise price (in usd per share)	$ 51.79
Options exercisable (in shares) | shares	1,116
Weighted average exercise price of options exercisable (in usd per share)	$ 51.79
151.63 - 197.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	151.63
Range of exercise price, upper (in usd per share)	$ 197.42
Options outstanding (in shares) | shares	86,235
Weighted average remaining contractual term (years)	3 years 18 days
Weighted average exercise price (in usd per share)	$ 171.01
Options exercisable (in shares) | shares	66,182
Weighted average exercise price of options exercisable (in usd per share)	$ 171.78
206.52 - 232.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	206.52
Range of exercise price, upper (in usd per share)	$ 232.2
Options outstanding (in shares) | shares	75,433
Weighted average remaining contractual term (years)	2 years 8 months 19 days
Weighted average exercise price (in usd per share)	$ 221.55
Options exercisable (in shares) | shares	75,433
Weighted average exercise price of options exercisable (in usd per share)	$ 221.55